May 7, 1998


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Attention:     Filing - Rule 497(j)

     Re:  The Dreyfus/Laurel Funds Trust -

          Registration Statement File No. 811-0524
          CIK No. 053808



Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post Effective Amendment No. 108 to the Registration Statement, electronically filed with the Securities and Exchange Commission on April 30, 1998.


                                             Very truly yours,



                                             Beth Larkin

EL:  iam
Enclosure



cc:  Thomas Leahey, Esq.
     Jeff Prusnofsky, Esq.